Long-Term Debt - Long-term Debt Issuances (Details) $ in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2021 USD ($)	Apr. 30, 2021 CAD ($)	May 31, 2022 USD ($)	May 31, 2021 USD ($)	May 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)
UNS Energy | Unsecured | Three Point Two Five Percent Unsecured Senior Notes
Debt Instrument [Line Items]
Interest rate				3.25%	3.25%
Debt instrument, face amount				$ 325
Central Hudson | Unsecured | Three Point Two Nine Percent Unsecured Senior Notes
Debt Instrument [Line Items]
Interest rate						3.29%
Debt instrument, face amount						$ 75
FortisBC Energy | Unsecured | Two Point Four Two Percent Unsecured Debentures
Debt Instrument [Line Items]
Interest rate		2.42%
Debt instrument, face amount		$ 150
Fortis | Unsecured Revolving Committed Credit Facility
Debt Instrument [Line Items]
Debt instrument, term		1 year
Fortis | Unsecured | Two Point One Eight Percent Unsecured Senior Notes
Debt Instrument [Line Items]
Interest rate				2.18%	2.18%
Debt instrument, face amount					$ 500
ITC | Two Point Nine Zero Percent Secured Senior Notes | Subsequent Event
Debt Instrument [Line Items]
Interest rate	2.90%
Debt instrument, face amount	$ 75
Debt instrument, term	30 years
ITC | Three Point Zero Five Secured Senior Notes | Subsequent Event
Debt Instrument [Line Items]
Interest rate			3.05%
Debt instrument, face amount			$ 75